Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.000003125 per share
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	13.36
Maximum Aggregate Offering Price	$ 1,336,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 116,232.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement to which this exhibit 107 is a part includes an indeterminate number of additional ordinary shares, par value US$0.000003125 per share (the "Ordinary Shares") of Alibaba Group Holding Limited (the "Registrant"), which may be offered and issued under the Registrant's 2024 Equity Incentive Plan (the "2024 Plan") and 2024 Equity Incentive Plan (Existing Shares) (the "2024 Plan (Existing Shares)") to prevent dilution from stock splits, stock dividends or similar transactions. These Ordinary Shares may be represented by the Registrant's American depositary shares ("ADSs"), each of which represents eight Ordinary Shares. ADSs issuable upon deposit of the securities registered hereby have been registered under separate registration statements on Form F-6 (Registration No. 333-198401, Registration No. 333-231579 and Registration No. 333-262511). Represents 72,000,000 Ordinary Shares reserved for issuance under the 2024 Plan and 28,000,000 Ordinary Shares reserved for distribution under the 2024 Plan (Existing Shares). Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant's ADSs as reported on the New York Stock Exchange on October 7, 2026 divided by eight, the then Ordinary Share-to-ADS ratio.